Consolidated Statements of Shareholders' Equity (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Repurchase of shares for treasury (in shares)	4,000,000	1,500,000
Stock issued under stock-based compensation plans (in shares)	458,506	960,656	1,842,165
Tax on stock issued under stock-based compensation plans			$ 12.3
Stock issued under 401(k) Plan (in shares)	204,823	230,915	280,526
Dividends per common share (in dollars per share)	$ 2.01	$ 1.76	$ 1.60
Treasury stock at cost
Repurchase of shares for treasury (in shares)	3,951,215	1,488,890	3,781,528